UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


Read instructions at end of Form before preparing Form.  Please print or type.


1.   Name and address of issuer:   USAA STATE TAX-FREE TRUST
                                   10750 Robert F. McDermott Freeway
                                   San Antonio, Texas  78288

2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                  -------
                                  |  X  |
                                  -------

3.   Investment Company Act File Number:   811-7852

     Securities Act File Number:           33-65572

4a.  Last day of the fiscal year for which this notice is filed:
     March 31, 1998

4b. Check this box if this notice is late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2):
     NOT APPLICABLE

4c.  Check box if this is the last time the issuer will be filing the Form:
     NOT APPLICABLE

5.   Calculation of registration fee:

       (i)  Aggregate sale price of securities sold
            during the fiscal year in pursuant to
            section 24(f):                                        $  247,521,704
                                                                  --------------

       (ii)  Aggregate price of securities redeemed
             or repurchased during the fiscal year:   $ 191,637,711
                                                      -------------

       (iii)  Aggregate price of shares redeemed or
              repurchased during any prior fiscal
              year ending no earlier than October 11,
              1995 that were not previously used to
              reduce registration fees payable to
              the Commission:                         $           0
                                                       -------------

       (iv)  Total available redemption credits
             [add Items 5(ii) and 5(iii):
                                                                 - $ 191,637,711
                                                                    ------------

       (v)   Net sales -- if Item 5(I) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                      $  55,883,993

________________________________________________________________________________
       (vi)  Redemption credits available for use
             in future years                          $  (         )
                                                       -------------

             -- if Item 5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:
________________________________________________________________________________

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                           x    0.000295
                                                                    ------------

       (viii) Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" if
              no fee is due):                                      = $    16,486
                                                                    ============

6.      Prepaid Shares

        If the response to Item5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: n/a.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                + $        n/a
                                                                  ------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:                             = $     16,486
                                                                  ============

9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:   May 22, 1998

             Method of Delivery:

                                  X   Wire Transfer
                                 ----
                                      Mail or other means
                                 ----


                                       SIGNATURES


        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*  Sherron Kirk, Treasurer
                                   -----------------------

        Date   May 28, 1998
               ------------


             * Please print the name and title of the signing officer below the signature.